Cost of Sales - Narrative (Details) - ZAR (R) R in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Cost Of Sales [Line Items]
Change in production costs		R 1,767	R 3,325
Percentage production cost increase		5.00%	11.00%
Stripping Activities		R 1,514	R 1,096	R 1,047
Rehabilitation spend		90	65	R 15
Hidden Valley
Disclosure Of Cost Of Sales [Line Items]
Stripping Activities		R 408
Increase (Decrease) in depreciation			651
Bambanani
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation	R 56		84
Mine Waste Solutions
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation			227
Mponeng
Disclosure Of Cost Of Sales [Line Items]
Increase (Decrease) in depreciation			54
Vaal River Closure
Disclosure Of Cost Of Sales [Line Items]
Care and Maintenance Expenditure			R 117